November 29, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:Rule 24f-2 Notice for
                Calvert World Values Fund
                File Nos. 33-45829, 811-06563

Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the following Notice is submitted on behalf of Calvert World Values Fund, Inc. (the "Fund"):

            (i)     fiscal year ended December 31, 1995;
            (ii)       None;
            (iii)   None;
            (iv)    $75,321,986.00**;
            (v)     $75,321,986.00.

It is my opinion, based on an examination of the Fund's Declaration of Trust and By-Laws and such other original or photostatic copies of Fund records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of this opinion, that the securities whose registration this Notice makes definite were legally issued, fully paid and non-assessable.

Enclosed with this Notice is a certified bank check in the amount of $12,598.36 in payment of the filing fee set forth under Investment Company Act Rule 24f-2 and Section 6(b) of the Securities Act of 1933.

Sincerely,



William M. Tartikoff
Vice President and Secretary

       **As authorized by paragraph (c) of Rule 24f-2, the filing fee has been computed on the basis of aggregate sales of $75,321,986.00 less aggregate redemptions of $38,783,820.00. No redemptions have previously been applied by the Fund in reduction of fees pursuant to Rule 24e-2(a) for filings made pursuant to Section 24(e)(1).